Channing Intrinsic Value Small-Cap Fund
Schedule of Investments
October 31, 2022 - (Unaudited)
COMMON STOCKS — 96.98% Shares Fair Value
Communications — 2.05%
Gray Television, Inc. 9,412 $ 133,180
Consumer Discretionary — 10.91%
Asbury Automotive Group, Inc.
(a)
843 132,983
Boyd Gaming Corp. 2,577 148,848
Madison Square Garden Entertainment Corp., Class A
(a)
2,800 137,284
Marriott Vacations Worldwide Corp. 1,015 149,976
OneSpaWorld Holdings Ltd.
(a)
15,429 139,941
709,032
Consumer Staples — 3.60%
Darling Ingredients, Inc.
(a)
2,507 196,750
Spectrum Brands Holdings, Inc. 809 37,327
234,077
Energy — 3.83%
Callon Petroleum Co.
(a)
1,765 77,589
PDC Energy, Inc. 2,378 171,549
249,138
Financials — 28.14%
Artisan Partners Asset Management, Inc., Class A 3,958 112,843
Banner Corp. 2,937 219,541
Cadence Bank 5,725 158,296
Hanover Insurance Group, Inc. 1,159 169,782
Horace Mann Educators Corp. 4,013 158,353
Independent Bank Corp. 2,308 200,819
Pacific Premier Bancorp, Inc. 4,664 169,816
Selective Insurance Group, Inc. 1,756 172,228
SouthState Corp. 1,789 161,779
Stifel Financial Corp. 2,767 171,194
Synovus Financial Corp. 3,371 134,334
1,828,985
Health Care — 8.49%
Integer Holdings Corp.
(a)
2,257 140,679
Medpace Holdings, Inc.
(a)
619 137,406
Merit Medical Systems, Inc.
(a)
2,087 143,522
NuVasive, Inc.
(a)
2,962 130,713
552,320
Industrials — 24.22%
Belden, Inc. 2,409 167,739
Brink's Co. (The) 2,545 151,758
Cactus, Inc., Class A 3,424 177,090
Cryoport, Inc.
(a)
1,121 31,119
Enovis Corp.
(a)
2,762 136,581
Hexcel Corp. 2,763 153,899
Hillenbrand, Inc. 3,197 141,243
MSA Safety, Inc. 1,364 183,104
Regal Rexnord Corp. 1,217 153,999
SPX Technologies, Inc.
(a)
2,668 175,661

Channing Intrinsic Value Small-Cap Fund
Schedule of Investments (continued)
October 31, 2022 - (Unaudited)
COMMON STOCKS — 96.98% - (continued) Shares Fair Value
Industrials — 24.22% - continued
Zurn Water Solutions Corp. 4,374 $ 102,745
1,574,938
Materials — 5.23%
Allegheny Technologies, Inc.
(a)
5,851 174,126
Avient Corp. 4,820 166,242
340,368
Real Estate — 5.05%
Corporate Office Properties Trust 6,919 184,392
Physicians Realty Trust 9,570 144,124
328,516
Technology — 5.46%
Coherent Corp.
(a)
2,714 91,218
Diodes, Inc.
(a)
1,774 127,143
Lumentum Holdings, Inc.
(a)
412 30,673
MaxLinear, Inc.
(a)
3,432 105,980
355,014
Total Common Stocks (Cost $6,858,055) 6,305,568
MONEY MARKET FUNDS - 3.35%
First American Treasury Obligations Fund, Class X, 3.06%
(b)
217,865 217,865
Total Money Market Funds (Cost $217,865) 217,865
Total Investments — 100.33% (Cost $7,075,920) 6,523,433
Liabilities in Excess of Other Assets — (0.33)% (21,618)
NET ASSETS — 100.00% $ 6,501,815
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of October 31, 2022.